Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2018
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Interest expense	18,295	15,368	35,016	29,472
Less: Interest capitalized	(21)	(120)	(21)	(384)

Interest expense, net	18,274	15,248	34,995	29,088
Swaps termination cash settlements	—	—	—	(3,685)
Bunkers swap cash settlements	(2,149)	(327)	(3,560)	(688)
Amortization of loan fees	1,262	754	2,074	1,464
Bank charges	377	114	379	140
Change in fair value of non-hedging financial instruments	(2,981)	84	(1,160)	1,419

Net total	14,783	15,873	32,728	27,738